FAIR VALUE MEASUREMENTS (Details) - EBP 101 - Master Trust Balances - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 7,358,330,008	$ 6,103,158,888
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,444,951,104	1,362,605,921
Collective funds and trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,027,454,439	3,905,004,698
Emerson Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	607,091,505	561,077,986
Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	278,832,960	274,470,283
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,330,875,569	2,198,154,190
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,444,951,104	1,362,605,921
Level 1 | Collective funds and trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Emerson Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	607,091,505	561,077,986
Level 1 | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	278,832,960	274,470,283
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,027,454,439	3,905,004,698
Measured at NAV | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Measured at NAV | Collective funds and trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,027,454,439	3,905,004,698
Measured at NAV | Emerson Common Stock Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Measured at NAV | Money market funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0